Income and expenses - General and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses [line items]
Total	€ (35,143)	€ (33,315)	€ (29,337)
General and administrative expenses [member]
General and administrative expenses [line items]
Purchase of goods and services	(6,240)	(11,248)	(8,933)
Amortization and depreciation	(1,710)	(2,987)	(2,437)
Payroll expenses	(27,193)	(19,080)	(18,104)
Other			(137)
Total	€ (35,143)	€ (33,315)	€ (29,337)